Unaudited Interiom Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,211,573	$ 1,544,275
Restricted cash		1,573
Accounts receivable, net		4,860,571
Inventories
Advances to suppliers, net	43,975,791	56,414,753
Prepayment and other current assets, net	4,141,916	3,776,609
Assets of discontinued operations - current	6,874,031	20,521,364
Total current assets	56,203,311	87,119,145
NON - CURRENT ASSETS:
Property and equipment, net
Intangible assets, net	38,267	44,007
Operating lease right-of-use assets
Deferred tax assets	10,859,094	7,156,011
Assets of discontinued operations - non-current	3,626,915	3,228,182
Total non - current assets	14,524,276	10,428,200
TOTAL ASSETS	70,727,587	97,547,345
CURRENT LIABILITIES:
Accounts payable	19,936,752	19,909,752
Accrued expenses and other payables	1,035,134	926,140
Advances from customers	539	3,707,166
Due to related parties	9,804,969	9,240,203
Deferred government grant, current
Operating lease liabilities, current
Income tax payable	14,146,946	13,839,598
Liabilities of discontinued operations - current	21,441,407	30,358,863
Total current liabilities	66,365,747	77,981,722
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current
Deferred government grant, non-current
Liabilities of discontinued operations - non-current	36,708	133,123
Total non - current liabilities	36,708	133,123
TOTAL LIABILITIES	66,402,455	78,114,845
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	26,502,856	26,502,856
Statutory reserves	335,696	335,696
Retained earnings	(12,617,239)	2,304,543
Accumulated other comprehensive loss	(9,922,536)	(9,736,950)
Total shareholders’ equity	4,325,132	19,432,500
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	70,727,587	97,547,345
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares value	24,255	24,255
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares value	$ 2,100	$ 2,100